Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment
Property, plant and equipment, gross	$ 743,386	$ 625,245
Less accumulated depreciation and amortization	171,857	112,566
Property, plant and equipment, net	571,529	512,679
Interest capitalized into property, plant and equipment	3,219	1,349
Depreciation and amortization of property, plant and equipment	64,883	58,311	55,589
Land
Property, Plant and Equipment
Property, plant and equipment, gross	70,597	69,745
Buildings and leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	272,833	232,076
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Depreciation and amortization period	4 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Depreciation and amortization period	40 years
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	166,810	132,292
Machinery and equipment | Minimum
Property, Plant and Equipment
Depreciation and amortization period	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Depreciation and amortization period	13 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	103,259	82,285
Furniture and fixtures | Minimum
Property, Plant and Equipment
Depreciation and amortization period	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment
Depreciation and amortization period	10 years
Computer software and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	81,356	25,407
Computer software and equipment | Minimum
Property, Plant and Equipment
Depreciation and amortization period	3 years
Computer software and equipment | Maximum
Property, Plant and Equipment
Depreciation and amortization period	7 years
Transportation equipment
Property, Plant and Equipment
Property, plant and equipment, gross	6,044	5,871
Transportation equipment | Minimum
Property, Plant and Equipment
Depreciation and amortization period	3 years
Transportation equipment | Maximum
Property, Plant and Equipment
Depreciation and amortization period	4 years
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 42,487	$ 77,569